TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Dec. 31, 2018
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 21,607	SFr 25,330
Total assets of SPE	31,491	35,760
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	48,923	40,253
Total assets of SPE	49,857	41,242
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	22,782	23,036
Total assets of SPE	47,272	47,542
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	21,607	25,330
Total assets of SPE	31,491	35,760
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	48,923	40,253
Total assets of SPE	49,857	41,242
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	22,782	23,036
Total assets of SPE	SFr 47,272	SFr 47,542